Principal activities and organization (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets		$ 23,098,589		¥ 85,015,139		¥ 160,373,518
Total liabilities		17,161,706		54,294,273		119,153,735
Total net revenues		37,465,310	¥ 260,121,645	181,275,425	¥ 115,002,317
Net loss		(548,291)	(3,806,790)	(9,107,940)	(4,996,358)
Net cash provided by operating activities		1,262,713	8,767,017	1,696,322	1,289,901
Net cash used in investing activities		(6,952,121)	(48,268,577)	(5,790,525)	(13,478,133)
Net cash provided by financing activities		5,861,943	40,699,471	4,700,273	18,392,028
Net increase in cash and cash equivalents		274,784	1,907,827	949,217	6,102,312
Cash and cash equivalents at beginning of year	¥ 17,863,868	2,572,932	17,863,868	16,914,651	10,812,339
Cash and cash equivalents at end of year		2,847,716	19,771,695	17,863,868	16,914,651
Balance of mezzanine equity of the Group's VIEs and VIEs' subsidiaries		1,016,408		0		7,056,921
Redemption value accretion of the mezzanine equity		64,044	444,657	0	0
Registered capitals and PRC statutory reserves of the Group's VIEs		54		358		377
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries		$ (3,148,545)		(18,420,834)		(21,860,345)
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets				12,369,251		46,480,948
Total liabilities				12,705,021		40,938,812
Total net revenues			8,443,868	4,637,086	3,431,134
Net loss			(1,033,348)	(293,862)	(41,228)
Net cash provided by operating activities			693,572	1,394,182	1,450,744
Net cash used in investing activities			(32,808,451)	(169,549)	(494,633)
Net cash provided by financing activities			32,462,465	610,194	438,891
Net increase in cash and cash equivalents			347,586	1,834,827	1,395,002
Cash and cash equivalents at beginning of year	3,563,207		3,563,207	1,728,380	333,378
Cash and cash equivalents at end of year			3,910,793	3,563,207	¥ 1,728,380
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals						0
Registered capitals and PRC statutory reserves of the Group's VIEs						307,432
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries				¥ 335,770		¥ 1,514,785
Jingdong 360 | Jingdong Century | Minimum
VIEs and VIEs' subsidiaries
License fee per year			¥ 10
Jingdong 360 | Jingdong Century and Shanghai Shengdayuan
VIEs and VIEs' subsidiaries
Percentage of service fee		105.00%	105.00%
Jingdong 360 | Jingdong Century and Shanghai Shengdayuan | Maximum
VIEs and VIEs' subsidiaries
Service fee per quarter			¥ 20
JD Finance
VIEs and VIEs' subsidiaries
Ordinary shares with preferential rights issued	¥ 6,650,000